Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Minnesota Fund))	0 Months Ended
Dec. 28, 2012
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
Class A
Average Annual Return:
1 Year	5.69%
5 Years	3.63%
10 Years	4.67%
Class A | after taxes on distributions
Average Annual Return:
1 Year	5.55%
5 Years	3.56%
10 Years	4.58%
Class A | after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.28%
5 Years	3.64%
10 Years	4.59%
Class B
Average Annual Return:
1 Year	5.80%
5 Years	3.54%
10 Years	4.52%
Class C
Average Annual Return:
1 Year	8.78%
5 Years	3.80%
10 Years	4.38%